Business Combination (Details Narrative) - SFD and WCCC [Member]	2 Months Ended
Aug. 01, 2022 USD ($) shares
Business Acquisition [Line Items]
Stock Issued During Period, Shares, Acquisitions | shares	3,009,552
Notes Payable, Noncurrent | $	$ 28,664,284